SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT  (NO. 2-62417)
UNDER THE SECURITIES ACT OF 1933             [   ]

Pre-Effective Amendment No. ____________     [   ]

Post-Effective Amendment No. ______51_____   [   ]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940          [   ]

Amendment No. ____________   [   ]

Fidelity Money Market Trust

(Exact Name of Registrant as Specified in Charter)
82 Devonshire Street, Boston, MA  02109

(Address of Principal Executive Offices)
Registrant's Telephone Number:     (617) 570-7000


Arthur S. Loring, Esq., 82 Devonshire Street, Boston, MA  02109

(Name and Address of Agent for Service)
It is proposed that this filing will become effective on October 26, 1995, pursuant to Paragraph (b) of Rule 485.
CALCULATION OF REGISTRATION FEE

Title
of                                                              Proposed
Securities           Amount              Proposed               Maximum
Being                of Shares           Maximum                Aggregate             Amount of
Registered           Being Registered    Offering per Unit      Offering Price        Registration Fee

See Attached              168,413,984*             $1.00               $168,413,984               $100
Schedule




See attached schedule for detailed portfolio listings.

The fee for the above shares to be registered by this filing has been computed on the basis of the average of the bid and ask prices in effect on October 20, 1995.
* This calculation has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. Registrant, during its fiscal year ended August 31, 1995, redeemed or repurchased 3,198,016,049 shares. 168,123,984 shares are being utilized for the purpose of reduction pursuant to Paragraph (2) of such rule. 3,029,892,065 redeemed or repurchased shares were used for reduction pursuant to Paragraph (a) of Rule 24e-2 or Paragraph (c) of Rule 24f-2 in previous filings of post-effective amendments during the current year.





SECURITIES AND EXCHANGE COMMISSION
NO.  2-62417
FORM N-1A
DETAIL SCHEDULE


                                                                                           SHARES REDEEMED OR
                                                                                           REPURCHASED USED
                                                                                           FOR REDUCTION
                             PROPOSED                                     SHARES           PURSUANT TO
                             MAXIMUM                                      BEING            PARAGRAPH (A) OF
                             OFFERING      PROPOSED       SHARES           UTILIZED FOR    RULE 24E-2 OR
               AMOUNT OF     PRICE PER     MAXIMUM        REDEEMED        REDUCTION        PARAGRAPH (C) OF
PORTFOLIO      SHARES        UNIT          AGGREGATE      YEAR-END        PURSUANT TO      RULE 24F-2
               BEING                       OFFERING       8/31/95         PARAGRAPH
               REGISTERED                  PRICE                          (2) OF RULE
                                                                          24E-2

FMMT-Domesti   110,717,675         $1.00   $110,717,675   2,343,183,252   110,572,675            2,232,610,577
c

FMMT-US        57,696,309         $1.00    $57,696,309    854,832,797     57,551,309             797,281,488
Treasury





     Total     168,413,984                 $168,413,984   3,198,016,049   168,123,984          3,029,892,065




SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 51 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 25 day of October 1995.
      FIDELITY MONEY MARKET TRUST
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
     (Signature)    (Title)   (Date)


/s/Edward C. Johnson 3d(dagger)   President and Trustee           October 25, 1995

    Edward C. Johnson 3d          (Principal Executive Officer)




/s/Kenneth A. Rathgeber     Treasurer   October 25, 1995

    Kenneth A. Rathgeber

/s/J. Gary Burkhead    Trustee   October 25, 1995

    J. Gary Burkhead


/s/Ralph F. Cox              *   Trustee   October 25, 1995

   Ralph F. Cox


/s/Phyllis Burke Davis   *   Trustee   October 25, 1995

    Phyllis Burke Davis


/s/Richard J. Flynn         *   Trustee   October 25, 1995

    Richard J. Flynn


/s/E. Bradley Jones         *   Trustee   October 25, 1995

    E. Bradley Jones


/s/Donald J. Kirk             *   Trustee   October 25, 1995

    Donald J. Kirk


/s/Peter S. Lynch             *   Trustee   October 25, 1995

    Peter S. Lynch


/s/Edward H. Malone      *   Trustee   October 25, 1995

   Edward H. Malone


/s/Marvin L. Mann_____*    Trustee   October 25, 1995

   Marvin L. Mann

/s/Gerald C. McDonough*   Trustee   October 25, 1995

    Gerald C. McDonough

/s/Thomas R. Williams    *   Trustee   October 25, 1995

   Thomas R. Williams

(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated December 15, 1994 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 15, 1994 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee or General Partner, as the case may be, of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Institutional Investors Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust II
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Court Street Trust II           Fidelity New York Municipal Trust II
Fidelity Hereford Street Trust           Fidelity Phillips Street Trust
Fidelity Institutional Cash Portfolios   Fidelity Union Street Trust II


in addition to any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individual serves as President and Board Member (collectively, the "Funds"), hereby severally constitute and appoint J. Gary Burkhead, my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity any Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d         December 15, 1994

Edward C. Johnson 3d


POWER OF ATTORNEY
 We, the undersigned Directors, Trustees or General Partners, as the case may be, of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Institutional Investors Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust II
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Court Street Trust II           Fidelity New York Municipal Trust II
Fidelity Hereford Street Trust           Fidelity Phillips Street Trust
Fidelity Institutional Cash Portfolios   Fidelity Union Street Trust II


in addition to any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individual serves as a Director, Trustee or General Partner (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Stephanie A. Djinis, each of them singly, my true and lawful attorney-in-fact, with full power of substitution, and with full power to each of them, to sign for me and my name in the appropriate capacities any Registration Statements of the Funds on Form N-1A or any successor thereto, any and all subsequent Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this fifteenth day of December, 1994.
/s/Edward C. Johnson 3d         /s/Donald J. Kirk

Edward C. Johnson 3d            Donald J. Kirk





/s/J. Gary Burkhead             /s/Peter S. Lynch

J. Gary Burkhead                Peter S. Lynch





/s/Ralph F. Cox                 /s/Marvin L. Mann

Ralph F. Cox                    Marvin L. Mann





/s/Phyllis Burke Davis          /s/Edward H. Malone

Phyllis Burke Davis             Edward H. Malone





/s/Richard J. Flynn             /s/Gerald C. McDonough

Richard J. Flynn                Gerald C. McDonough





/s/E. Bradley Jones             /s/Thomas R. Williams

E. Bradley Jones                Thomas R. Williams